World Omni Auto Receivables Trust 2013-B	Exhibit 99.1
Monthly Servicer Certificate
November 30, 2015

Dates Covered
Collections Period	11/01/15 - 11/30/15
Interest Accrual Period	11/16/15 - 12/14/15
30/360 Days	30
Actual/360 Days	29
Distribution Date	12/15/15

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 10/31/15	297,420,897.74	20,243
Yield Supplement Overcollateralization Amount at 10/31/15	7,522,888.69	0
Receivables Balance at 10/31/15	304,943,786.43	20,243
Principal Payments	12,548,852.27	338
Defaulted Receivables	723,845.12	40
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 11/30/15	7,009,717.19	0
Pool Balance at 11/30/15	284,661,371.85	19,865

Pool Statistics	$ Amount	# of Accounts
Aggregate Starting Principal Balance	791,491,997.61	32,304

Pool Factor	36.85%

Prepayment ABS Speed	1.33%

Overcollateralization Target Amount	12,809,761.73
Actual Overcollateralization	12,809,761.73

Weighted Average APR	3.31%
Weighted Average APR, Yield Adjusted	5.01%
Weighted Average Remaining Term	39.62

Delinquent Receivables:
Past Due 31-60 days	5,919,285.60	326
Past Due 61-90 days	1,561,431.10	92
Past Due 91 -120 days	183,988.49	18
Past Due 121 + days	0.00	0
Total	7,664,705.19	436

Total 31+ Delinquent as % Ending Pool Balance	2.69%

Recoveries	397,764.48

Aggregate Net Losses/(Gains) - November 2015	326,080.64
Current Net Loss Ratio (Annualized)	1.28%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.29%

Flow of Funds	$ Amount

Collections	13,801,726.09
Advances	(3,495.00)
Investment Earnings on Cash Accounts	1,835.79
Servicing Fee	(254,119.82)
Interest Rate Swap Receipt	0.00
Transfer to Collection Account	0.00
Available Funds	13,545,947.06

Distributions of Available Funds
(1) Class A Interest	230,447.04
(2) First Priority Principal Distributable Amount	0.00
(3) Class B Interest	22,372.90
(4) Second Priority Principal Distributable Amount	0.00
(5) Required Reserve Account	0.00
(6) Noteholders' Principal Distributable Amount	12,185,347.22
(7) Distribution to Certificateholders	1,107,779.90
(8) Remaining Amounts	0.00

Total Distributions of Available Funds	13,545,947.06

Servicing Fee	254,119.82
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	728,676,000.00
Original Class B	15,609,000.00

Total Class A & B
Note Balance @ 11/16/15	284,036,957.34
Principal Paid	12,185,347.22
Note Balance @ 12/15/15	271,851,610.12

Class A-1
Note Balance @ 11/16/15	0.00
Principal Paid	0.00
Note Balance @ 12/15/15	0.00
Note Factor @ 12/15/15	0.0000000%

Class A-2
Note Balance @ 11/16/15	0.00
Principal Paid	0.00
Note Balance @ 12/15/15	0.00
Note Factor @ 12/15/15	0.0000000%

Class A-3
Note Balance @ 11/16/15	158,751,957.34
Principal Paid	12,185,347.22
Note Balance @ 12/15/15	146,566,610.12
Note Factor @ 12/15/15	62.3687703%

Class A-4
Note Balance @ 11/16/15	109,676,000.00
Principal Paid	0.00
Note Balance @ 12/15/15	109,676,000.00
Note Factor @ 12/15/15	100.0000000%

Class B
Note Balance @ 11/16/15	15,609,000.00
Principal Paid	0.00
Note Balance @ 12/15/15	15,609,000.00
Note Factor @ 12/15/15	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	252,819.94
Total Principal Paid	12,185,347.22
Total Paid	12,438,167.16

Class A-1
Coupon	0.24000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	0.48000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	0.83000%
Interest Paid	109,803.44
Principal Paid	12,185,347.22
Total Paid to A-3 Holders	12,295,150.66

Class A-4
Coupon	1.32000%
Interest Paid	120,643.60
Principal Paid	0.00
Total Paid to A-4 Holders	120,643.60

Class B
Coupon	1.72000%
Interest Paid	22,372.90
Principal Paid	0.00
Total Paid to B Holders	22,372.90

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.3396816
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.3718834
Total Distribution Amount	16.7115650

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	0.4672487
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	51.8525414
Total A-3 Distribution Amount	52.3197901

A-4 Interest Distribution Amount	1.1000000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.1000000

B Interest Distribution Amount	1.4333333
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	1.4333333

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Advances
Balance as of 10/31/15	65,542.20
Balance as of 11/30/15	62,047.20
Change	(3,495.00)

Reserve Account
Balance as of 11/16/15	1,903,544.61
Investment Earnings	234.69
Investment Earnings Paid	(234.69)
Deposit/(Withdrawal)	-
Balance as of 12/15/15	1,903,544.61
Change	-

Required Reserve Amount	1,903,544.61